Accounts Receivable, Net - Schedule of Movement of Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Allowance for Credit Losses
Balance at the beginning of the year	¥ 360,299	$ 56,539	¥ 144,574	¥ 94,856
Provisions/(Reversal)	(62,267)	(9,772)	202,108	72,259
Write-offs	(57,706)	(9,055)	(58,749)	(22,541)
Balance at the end of the year	¥ 240,326	$ 37,712	360,299	144,574
Cumulative Effect Period of Adoption [Member] | ASU 2016-13
Allowance for Credit Losses
Balance at the beginning of the year			¥ 72,366
Balance at the end of the year				¥ 72,366